Segments - Gross Premiums Written by the Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Gross premiums written	$ 4,403.1	$ 3,579.0	$ 3,018.1
United Kingdom
Segment Reporting Information [Line Items]
Gross premiums written	2,330.6	1,977.0	1,755.7
Bermuda
Segment Reporting Information [Line Items]
Gross premiums written	1,465.0	1,047.5	707.6
Republic of Ireland
Segment Reporting Information [Line Items]
Gross premiums written	$ 607.5	$ 554.5	$ 554.8